Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 15, 2016	Sep. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2013	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2018
Net (loss) income attributable to noncontrolling interest						$ (0.5)	$ (0.4)	$ (1.3)	$ 0.1
Additional paid in capital						2,297.3		1,565.4	1,546.8
Other accrued expenses						19.2		15.0	22.1
Proceeds from discontinued business									25.9
Goodwill						1,949.8		1,961.0	1,933.1
Proceeds from divesture of business							$ 0.9
LifeWorks [Member]
Additional paid in capital											$ 95.7
Consumer Directed Benefit Services [Member]
Proceeds from divesture of business				$ 1.5	$ 15.0
Divested Benefits Continuation Businesses [Member]
Other accrued expenses						$ 0.2		0.3
Goodwill								22.5
Proceeds from divesture of business									$ 21.0	$ 0.4
Long lived assets written off								8.1
Discontinued Operations [Member]
Proceeds from divesture of business		$ 25.9	$ 10.0
Discontinued Operations [Member] | UNITED KINGDOM
Proceeds from discontinued business	$ 93.2
Goodwill								$ 23.8